Net Loss Per Share Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2024
Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders

11.Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2024 and 2023 (in thousands, except share and per share amounts):

	Year Ended December 31,
	2024	2023
Numerator:
Net loss	$(294,233)	$(154,993)
Denominator:
Weighted-average shares of common stock outstanding	28,579,979	2,649,038
Less: Weighted-average shares of common stock subject to repurchase	(238,113)	(498,852)
Weighted-average shares of common stock outstanding, basic and diluted	28,341,866	2,150,186
Net loss per share attributable to common stockholders, basic and diluted	$(10.38)	$(72.08)

The following outstanding potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have been anti-dilutive (on an as-converted basis):

	December 31, 2024	December 31, 2023
Stock options issued and outstanding	9,458,788	5,096,086
Unvested restricted common stock and early exercised stock options	149,266	356,422
Redeemable convertible preferred stock issued and outstanding	—	18,387,168
Total	9,608,054	23,839,676